Investor A, Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2045 FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock LifePath® Index 2045 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock LifePath® Index 2045 Fund (“LifePath Index 2045 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.